Debt Narrative - Credit Facilities - Gaming (Details) (Gaming Segment [Member], Secured Debt [Member], USD $)	6 Months Ended		6 Months Ended			0 Months Ended	1 Months Ended
	Jun. 30, 2012 Exit Facility [Member]	Mar. 08, 2010 Exit Facility [Member]	Jun. 30, 2012 Term Loan [Member]	Mar. 08, 2010 Term Loan [Member] Exit Facility [Member]	Jun. 30, 2012 Revolving Credit Facility [Member]	Mar. 08, 2010 Revolving Credit Facility [Member] Exit Facility [Member]	Feb. 28, 2011 Revolving Credit Facility [Member] Exit Facility [Member]	Jun. 30, 2012 Letter of Credit [Member]	Jun. 30, 2012 Minimum [Member] Term Loan [Member]	Jun. 30, 2012 Maximum [Member] Term Loan [Member]	Jun. 30, 2012 LIBOR [Member] Term Loan [Member]	Jun. 30, 2012 LIBOR [Member] Minimum [Member] Term Loan [Member]	Jun. 30, 2012 Base Rate, Scenario Two [Member] Term Loan [Member]	Jun. 30, 2012 Base Rate, Scenario Three [Member] Term Loan [Member]	Jun. 30, 2012 Base Rate [Member] Term Loan [Member]	Jun. 30, 2012 Base Rate [Member] Minimum [Member] Term Loan [Member]
Debt Instrument [Line Items]
Term Loan Facility			$ 175,000,000	$ 130,000,000		$ 20,000,000
Term loan facility, issue discount percentage			2.00%	7.00%
Letter of credit facility, maximum aggregate amount								15,000,000
Term loan facility, quarterly required principal payments, percentage of original principal amount			0.25%
Term loan facility, adjusted LIBOR, base rate												1.50%
Percentage spread on debt											6.00%				5.00%
Debt Instrument, Interest Rate Floor			7.50%
Term loan facility, basis spread for calculating alternate base rate													0.50%	1.00%
Term loan facility, base rate																2.50%
Term loan facility, default rate			2.00%
Debt Instrument, Interest Rate at Period End			7.50%
Extinguishment of Debt, Amount	108,000,000
Amount of Exit Facility eliminated through consolidation	58,000,000
Loss on extinguishment of debt	2,000,000
Prepayment penalty	1,000,000
Write-off of unamortized debt issuance costs and discounts	1,000,000
Potential increase in New Term Loan Facility			75,000,000		20,000,000
Letters of credit, cash collateral requirement, percentage of face amount								103.00%
Prepayment penalty premium, New Term Loan Facility covenant, percent			1.00%
First lien net leverage ratio									2.50	3.50
Total net leverage ratio			5.00
Percentage of prior Term Loan Facility held by Investment Funds				50.00%
Percentage of Revolving Facility required to be funded by Investment Funds						100.00%
Interest rate, long-term debt		15.00%
Default interest rate, Exit Facility		17.00%
Administrative fee amount, Exit Facility						100,000
Revolving credit facility unused line fee						0.75%
Capital expenditures limited by debt restrictions							$ 50,000,000